DISCONTINUED OPERATIONS - Components of Income from Discontinued Operations (Details) - IAC/InterActiveCorp - Discontinued Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 1,410,485	$ 2,705,797	$ 2,533,042
Operating costs and expenses	(1,840,178)	(2,769,918)	(2,517,372)
Operating (loss) income	(429,693)	(64,121)	15,670
Interest expense	(3,772)	(12,993)	(14,759)
Other (expense) income	(2,503)	68,767	298,236
Income tax benefit	69,898	57,534	7,496
(Loss) earnings from discontinued operations	$ (366,070)	$ 49,187	$ 306,643